Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued expenses and other current liabilities	$ 767	$ 544
Professional fees [Member]
Accrued Expenses And Other Current Liabilities [Line Items]
Professional fees	108	142
Research and development costs [Member]
Accrued Expenses And Other Current Liabilities [Line Items]
Research and development costs	256	93
Payroll related costs [Member]
Accrued Expenses And Other Current Liabilities [Line Items]
Payroll related costs	$ 403	$ 309